SCHEDULE OF OUTSTANDING COMMON STOCK SECURITIES NOT INCLUDED IN THE COMPUTATION OF DILUTED NET LOSS PER SHARE (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		290	216
Common Stock Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		145	102
Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total		145	114
Previously Reported [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	633	290
Previously Reported [Member] | Common Stock Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	496	145
Previously Reported [Member] | Common Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	137	145